UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-2743

DWS Strategic Income Fund

(Exact name of registrant as specified in charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 10/31

Date of reporting period: 07/31/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2006 (Unaudited)

DWS Strategic Income Fund

	Principal Amount ($) (a)	Value ($)

Corporate Bonds 29.8%
Consumer Discretionary 7.8%
Affinia Group, Inc., 9.0%, 11/30/2014 (b)	320,000	291,200
AMC Entertainment, Inc., 8.0%, 3/1/2014 (b)	480,000	444,000
Aztar Corp., 7.875%, 6/15/2014	715,000	759,687
Cablevision Systems Corp., Series B, 9.62% **, 4/1/2009	90,000	95,850
Caesars Entertainment, Inc., 8.875%, 9/15/2008	245,000	256,331
Charter Communications Holdings LLC:
8.625%, 4/1/2009 (b)	15,000	12,525
9.625%, 11/15/2009	10,000	8,400
10.25%, 9/15/2010	1,080,000	1,090,800
Series B, 10.25%, 9/15/2010	275,000	277,406
11.0%, 10/1/2015	1,002,000	899,295
Cooper-Standard Automotive, Inc., 8.375%, 12/15/2014 (b)	255,000	191,250
CSC Holdings, Inc.:
7.25%, 7/15/2008	170,000	171,063
7.875%, 12/15/2007	590,000	599,587
Dex Media East LLC/Financial, 12.125%, 11/15/2012	1,875,000	2,095,312
EchoStar DBS Corp.:
6.625%, 10/1/2014	50,000	48,250
144A, 7.125%, 2/1/2016	125,000	122,813
Foot Locker, Inc., 8.5%, 1/15/2022	140,000	131,250
Ford Motor Co., 7.45%, 7/16/2031 (b)	215,000	158,025
French Lick Resorts & Casinos, 144A, 10.75%, 4/15/2014	925,000	882,219
General Motors Corp., 8.375%, 7/15/2033 (b)	575,000	471,500
Goodyear Tire & Rubber Co., 11.25%, 3/1/2011	1,255,000	1,367,950
Gregg Appliances, Inc., 9.0%, 2/1/2013	95,000	87,400
Hertz Corp.:
144A, 8.875%, 1/1/2014	440,000	458,700
144A, 10.5%, 1/1/2016 (b)	115,000	125,063
ION Media Networks, Inc., 144A, 11.757% **, 1/15/2013	195,000	197,438
Isle of Capri Casinos, Inc., 7.0%, 3/1/2014	660,000	630,300
Jacobs Entertainment, Inc., 144A, 9.75%, 6/15/2014	370,000	368,150
Lear Corp.:
Series B, 5.75%, 8/1/2014	20,000	16,200
Series B, 8.11%, 5/15/2009 (b)	625,000	607,812
Levi Strauss & Co., 10.258% **, 4/1/2012 (b)	20,000	20,500
Liberty Media Corp.:
5.7%, 5/15/2013	30,000	27,806
8.25%, 2/1/2030 (b)	190,000	186,524
8.5%, 7/15/2029 (b)	310,000	308,428
Linens ‘n Things, Inc., 144A, 11.132% **, 1/15/2014 (b)	205,000	190,138
Mediacom Broadband LLC, 8.5%, 10/15/2015	10,000	9,825
Metaldyne Corp.:
10.0%, 11/1/2013 (b)	155,000	148,413
11.0%, 6/15/2012 (b)	75,000	61,500
MGM MIRAGE:
8.375%, 2/1/2011 (b)	190,000	195,225

9.75%, 6/1/2007		265,000	271,956
MTR Gaming Group, Inc., Series B, 9.75%, 4/1/2010		335,000	351,331
NCL Corp., 10.625%, 7/15/2014		80,000	78,000
Norcraft Holdings/Capital, Step-up Coupon, 0% to 9/1/2008, 9.75% to 9/1/2012		530,000	426,650
Pinnacle Entertainment, Inc., 8.75%, 10/1/2013 (b)		830,000	873,575
Pokagon Gaming Authority, 144A, 10.375%, 6/15/2014		95,000	99,275
Premier Entertainment Biloxi LLC/Finance, 10.75%, 2/1/2012		1,265,000	1,320,344
PRIMEDIA, Inc.:
8.875%, 5/15/2011 (b)		220,000	209,550
10.545% **, 5/15/2010		430,000	438,600
Resorts International Hotel & Casino, Inc., 11.5%, 3/15/2009		1,020,000	1,091,400
Sinclair Broadcast Group, Inc., 8.75%, 12/15/2011		865,000	901,762
Sirius Satellite Radio, Inc., 9.625%, 8/1/2013 (b)		490,000	458,150
Six Flags, Inc.:
8.875%, 2/1/2010		70,000	67,463
9.75%, 4/15/2013 (b)		610,000	560,437
The Bon-Ton Department Stores, Inc., 144A, 10.25%, 3/15/2014 (b)		215,000	197,800
Toys “R” Us, Inc., 7.375%, 10/15/2018		120,000	85,050
Trump Entertainment Resorts, Inc., 8.5%, 6/1/2015 (b)		1,255,000	1,204,800
TRW Automotive, Inc.:
11.0%, 2/15/2013		925,000	1,010,562
11.75%, 2/15/2013	EUR	155,000	225,222
United Auto Group, Inc., 9.625%, 3/15/2012		858,000	894,465
Wheeling Island Gaming, Inc., 10.125%, 12/15/2009		155,000	160,038
XM Satellite Radio, Inc., 144A, 9.75%, 5/1/2014 (b)		995,000	917,887
Young Broadcasting, Inc., 8.75%, 1/15/2014		1,315,000	1,104,600

			26,963,052
Consumer Staples 1.0%
Birds Eye Foods, Inc., 11.875%, 11/1/2008		466,000	474,737
Del Laboratories, Inc., 8.0%, 2/1/2012 (b)		190,000	161,500
Delhaize America, Inc.:
8.05%, 4/15/2027 (b)		75,000	74,020
9.0%, 4/15/2031		945,000	1,060,329
Harry & David Holdings, Inc., 10.231% **, 3/1/2012		180,000	171,000
North Atlantic Trading Co., 9.25%, 3/1/2012		460,000	369,150
Swift & Co.:
10.125%, 10/1/2009		125,000	128,438
12.5%, 1/1/2010 (b)		45,000	46,125
Viskase Co., Inc., 11.5%, 6/15/2011		840,000	865,200

			3,350,499
Energy 3.0%
Belden & Blake Corp., 8.75%, 7/15/2012		895,000	910,663
Chaparral Energy, Inc., 144A, 8.5%, 12/1/2015		490,000	490,000
Chesapeake Energy Corp.:
6.25%, 1/15/2018		235,000	215,906
6.875%, 1/15/2016 (b)		590,000	569,350
7.75%, 1/15/2015		105,000	105,788
Delta Petroleum Corp., 7.0%, 4/1/2015		455,000	427,700
Dynegy Holdings, Inc.:
7.625%, 10/15/2026		545,000	476,875
144A, 8.375%, 5/1/2016 (b)		500,000	491,250
El Paso Production Holding Corp., 7.75%, 6/1/2013		340,000	345,525
Frontier Oil Corp., 6.625%, 10/1/2011		470,000	455,900
Newpark Resources, Inc., Series B, 8.625%, 12/15/2007		715,000	715,000
NGC Corp. Capital Trust I, Series B, 8.316%, 6/1/2027		175,000	150,500

Plains Exploration & Production Co.:
7.125%, 6/15/2014	330,000	326,700
Series B, 8.75%, 7/1/2012	310,000	324,338
Southern Natural Gas, 8.875%, 3/15/2010	700,000	739,726
Stone Energy Corp.:
6.75%, 12/15/2014	715,000	729,300
144A, 8.24% **, 7/15/2010	615,000	615,000
Transmeridian Exploration, Inc., 12.0%, 12/15/2010	225,000	227,250
Williams Companies, Inc.:
8.125%, 3/15/2012	1,395,000	1,461,262
8.75%, 3/15/2032	590,000	637,200

		10,415,233
Financials 4.0%
AAC Group Holding Corp., 144A, 12.75%, 10/1/2012 (PIK) (b)	145,000	147,175
Alamosa Delaware, Inc., 11.0%, 7/31/2010	290,000	316,825
Ashton Woods USA LLC, 9.5%, 10/1/2015	520,000	457,600
E*TRADE Financial Corp.:
7.375%, 9/15/2013 (b)	130,000	130,325
7.875%, 12/1/2015	110,000	113,575
8.0%, 6/15/2011	270,000	277,425
Ford Motor Credit Co.:
7.25%, 10/25/2011	1,395,000	1,266,968
7.375%, 10/28/2009	2,695,000	2,542,123
7.875%, 6/15/2010	685,000	644,477
General Motors Acceptance Corp.:
6.875%, 9/15/2011	3,220,000	3,117,903
8.0%, 11/1/2031 (b)	1,294,000	1,269,030
H&E Equipment/Finance:
11.125%, 6/15/2012	185,000	203,082
12.5%, 6/15/2013	90,000	100,452
iPayment, Inc., 144A, 9.75%, 5/15/2014	160,000	160,000
Poster Financial Group, Inc., 8.75%, 12/1/2011	635,000	655,638
R.H. Donnelly Finance Corp., 10.875%, 12/15/2012	660,000	725,175
TIG Capital Holdings Trust, 144A, 8.597%, 1/15/2027	565,000	429,400
Triad Acquisition Corp., Series B, 11.125%, 5/1/2013	285,000	272,175
Universal City Development, 11.75%, 4/1/2010	715,000	773,987

		13,603,335
Health Care 0.6%
HCA, Inc., 6.5%, 2/15/2016 (b)	365,000	290,631
HEALTHSOUTH Corp.:
144A, 10.75%, 6/15/2016	425,000	405,875
144A, 11.418% **, 6/15/2014	60,000	58,200
Tenet Healthcare Corp., 144A, 9.25%, 2/1/2015	1,335,000	1,231,538

		1,986,244
Industrials 3.0%
Allied Security Escrow Corp., 11.375%, 7/15/2011	300,000	294,000
Allied Waste North America, Inc., Series B, 9.25%, 9/1/2012	728,000	773,500
American Color Graphics, 10.0%, 6/15/2010	285,000	209,475
Browning-Ferris Industries:
7.4%, 9/15/2035	540,000	472,500
9.25%, 5/1/2021	240,000	243,000
Case New Holland, Inc., 9.25%, 8/1/2011	790,000	832,462
Cenveo Corp., 7.875%, 12/1/2013	545,000	530,012
Collins & Aikman Floor Cover, Series B, 9.75%, 2/15/2010 (b)	580,000	571,300
Congoleum Corp., 8.625%, 8/1/2008 *	480,000	475,200

DRS Technologies, Inc., 7.625%, 2/1/2018	250,000	249,375
Education Management LLC, 144A, 8.75%, 6/1/2014	155,000	155,388
Iron Mountain, Inc., 8.75%, 7/15/2018 (b)	130,000	131,950
K. Hovnanian Enterprises, Inc.:
6.25%, 1/15/2016 (b)	590,000	504,450
8.875%, 4/1/2012	665,000	636,737
Kansas City Southern:
7.5%, 6/15/2009	105,000	105,525
9.5%, 10/1/2008	870,000	911,325
Kinetek, Inc., Series D, 10.75%, 11/15/2006 (b)	815,000	806,850
Millennium America, Inc., 9.25%, 6/15/2008	275,000	281,188
Mobile Services Group, Inc., 144A, 9.75%, 8/1/2014	275,000	278,438
Rainbow National Services LLC, 144A, 10.375%, 9/1/2014	60,000	67,050
Scranton Products, Inc.:
144A, 10.5%, 7/1/2013	590,000	604,750
144A, 12.39% **, 7/1/2012	200,000	204,000
Ship Finance International Ltd., 8.5%, 12/15/2013	175,000	164,500
The Brickman Group Ltd., Series B, 11.75%, 12/15/2009	395,000	424,625
Xerox Corp., 6.4%, 3/15/2016	365,000	349,944

		10,277,544
Information Technology 1.5%
L-3 Communications Corp.:
5.875%, 1/15/2015	835,000	782,812
Series B, 6.375%, 10/15/2015	270,000	259,200
Lucent Technologies, Inc., 6.45%, 3/15/2029	1,740,000	1,483,350
Sanmina-SCI Corp., 8.125%, 3/1/2016 (b)	490,000	477,750
SunGard Data Systems, Inc., 10.25%, 8/15/2015 (b)	625,000	633,594
UGS Corp., 10.0%, 6/1/2012	590,000	634,988
Unisys Corp., 7.875%, 4/1/2008	1,045,000	1,042,387

		5,314,081
Materials 4.1%
ARCO Chemical Co., 9.8%, 2/1/2020	1,270,000	1,466,850
Associated Materials, Inc., Step-up Coupon, 0% to 3/1/2009, 11.25% to 3/1/2014 (b)	160,000	91,200
Chemtura Corp., 6.875%, 6/1/2016	265,000	255,725
Constar International, Inc., 11.0%, 12/1/2012 (b)	75,000	57,000
Crystal US Holdings, Series A, Step-up Coupon, 0% to 10/1/2009, 10% to 10/1/2014	120,000	94,800
Dayton Superior Corp.:
10.75%, 9/15/2008	120,000	123,900
13.0%, 6/15/2009 (b)	275,000	252,313
Equistar Chemical Funding, 10.625%, 5/1/2011	400,000	430,000
Exopac Holding Corp., 144A, 11.25%, 2/1/2014	565,000	570,650
GEO Specialty Chemicals, Inc., 144A, 13.998% **, 12/31/2009	1,097,000	955,761
Greif, Inc., 8.875%, 8/1/2012	275,000	289,437
Hexcel Corp., 6.75%, 2/1/2015	510,000	488,325
Huntsman LLC, 11.625%, 10/15/2010	892,000	982,315
IMC Global, Inc., 10.875%, 8/1/2013	1,262,000	1,394,510
International Coal Group, Inc., 144A, 10.25%, 7/15/2014	230,000	231,725
Koppers Holdings, Inc., Step-up Coupon, 0% to 11/15/2009, 9.875% to 11/15/2014	405,000	296,662
Lyondell Chemical Co., 10.5%, 6/1/2013	130,000	142,675
Massey Energy Co.:
6.625%, 11/15/2010	720,000	720,000
6.875%, 12/15/2013 (b)	250,000	230,625
Mueller Holdings, Inc., Step-up Coupon, 0% to 4/15/2009, 14.75% to 4/15/2014	907,000	770,950
Neenah Foundry Co.:
144A, 11.0%, 9/30/2010	775,000	837,000

144A, 13.0%, 9/30/2013	433,070	437,401
OM Group, Inc., 9.25%, 12/15/2011 (b)	265,000	274,275
Omnova Solutions, Inc., 11.25%, 6/1/2010	905,000	950,250
Oxford Automotive, Inc., 144A, 12.0%, 10/15/2010 *	801,475	12,022
Pliant Corp., 11.625%, 6/15/2009 (PIK)	5	6
Radnor Holdings Corp., 11.0%, 3/15/2010	105,000	31,500
Rockwood Specialties Group, Inc., 10.625%, 5/15/2011	142,000	152,650
TriMas Corp., 9.875%, 6/15/2012	535,000	493,537
United States Steel Corp., 9.75%, 5/15/2010	452,000	481,380
Witco Corp., 6.875%, 2/1/2026	130,000	117,000
Wolverine Tube, Inc., 10.5%, 4/1/2009 (b)	310,000	277,450

		13,909,894
Telecommunication Services 1.6%
American Cellular Corp., Series B, 10.0%, 8/1/2011	275,000	288,063
Centennial Communications Corp., 10.0%, 1/1/2013 (b)	135,000	134,663
Cincinnati Bell, Inc.:
7.25%, 7/15/2013	770,000	762,300
8.375%, 1/15/2014 (b)	535,000	524,300
Dobson Communications Corp., 8.875%, 10/1/2013	255,000	252,450
Insight Midwest LP, 9.75%, 10/1/2009	235,000	239,700
Nextel Communications, Inc., Series D, 7.375%, 8/1/2015	1,385,000	1,418,888
PanAmSat Corp., 144A, 9.0%, 6/15/2016	130,000	132,763
Qwest Corp., 7.25%, 9/15/2025	510,000	485,137
Rural Cellular Corp.:
9.75%, 1/15/2010 (b)	60,000	60,150
9.875%, 2/1/2010	155,000	160,425
10.899% **, 11/1/2012 (b)	80,000	82,800
SunCom Wireless Holdings, Inc., 8.5%, 6/1/2013 (b)	138,000	128,685
Ubiquitel Operating Co., 9.875%, 3/1/2011	265,000	288,187
US Unwired, Inc., Series B, 10.0%, 6/15/2012	455,000	500,500
Windstream Corp., 144A, 8.625%, 8/1/2016	20,000	20,800

		5,479,811
Utilities 3.2%
AES Corp., 144A, 8.75%, 5/15/2013	2,145,000	2,295,150
Allegheny Energy Supply Co. LLC, 144A, 8.25%, 4/15/2012	1,290,000	1,373,850
CMS Energy Corp., 8.5%, 4/15/2011 (b)	1,160,000	1,220,900
Mirant Americas Generation LLC, 8.3%, 5/1/2011	130,000	126,750
Mirant North America LLC, 7.375%, 12/31/2013	160,000	153,800
Mission Energy Holding Co., 13.5%, 7/15/2008	1,625,000	1,815,937
NRG Energy, Inc.:
7.25%, 2/1/2014	550,000	538,313
7.375%, 2/1/2016	1,225,000	1,197,437
PSE&G Energy Holdings LLC, 10.0%, 10/1/2009	1,545,000	1,668,600
Sierra Pacific Resources:
6.75%, 8/15/2017	445,000	423,782
8.625%, 3/15/2014	230,000	243,561

		11,058,080

Total Corporate Bonds (Cost $105,762,891)		102,357,773
Foreign Bonds - US$ Denominated 31.1%
Consumer Discretionary 0.7%
Jafra Cosmetics International, Inc., 10.75%, 5/15/2011	1,095,000	1,182,600
Shaw Communications, Inc., 8.25%, 4/11/2010	220,000	227,975

Telenet Group Holding NV, 144A, Step-up Coupon, 0% to 12/15/2008, 11.5% to 6/15/2014	894,000	759,900
Unity Media GmbH, 144A, 10.375%, 2/15/2015	150,000	139,500
Vitro SA de CV, Series A, 144A, 12.75%, 11/1/2013 (b)	85,000	82,025

		2,392,000
Energy 1.7%
Gaz Capital SA, 144A, 8.625%, 4/28/2034	200,000	241,250
OAO Gazprom, 144A, 9.625%, 3/1/2013	725,000	848,250
Pemex Project Funding Master Trust:
7.375%, 12/15/2014	900,000	958,525
8.0%, 11/15/2011	1,920,000	2,073,600
9.5%, 9/15/2027	720,000	911,520
Petronas Capital Ltd., Series REG S, 7.875%, 5/22/2022	290,000	337,975
Secunda International Ltd., 13.507% **, 9/1/2012	270,000	283,500

		5,654,620
Financials 0.6%
Conproca SA de CV, Series REG S, 12.0%, 6/16/2010	840,000	968,100
Doral Financial Corp., 6.33% **, 7/20/2007	790,000	741,680
Inmarsat Finance II PLC, Step-up Coupon, 0% to 11/15/2008, 10.375% to 11/15/2012	140,000	119,700
New ASAT (Finance) Ltd., 9.25%, 2/1/2011	200,000	158,000

		1,987,480
Health Care 0.3%
Biovail Corp., 7.875%, 4/1/2010	895,000	908,425
Industrials 0.6%
Grupo Transportacion Ferroviaria Mexicana SA de CV:
9.375%, 5/1/2012 (b)	395,000	419,688
10.25%, 6/15/2007	1,170,000	1,197,787
12.5%, 6/15/2012	430,000	473,000
Stena AB, 9.625%, 12/1/2012	110,000	118,800

		2,209,275
Materials 0.8%
Cascades, Inc., 7.25%, 2/15/2013	600,000	559,500
ISPAT Inland ULC, 9.75%, 4/1/2014	652,000	723,720
Novelis, Inc., 144A, 7.25%, 2/15/2015	740,000	715,950
Rhodia SA:
8.875%, 6/1/2011	201,000	204,518
10.25%, 6/1/2010	225,000	243,562
Tembec Industries, Inc., 8.625%, 6/30/2009	605,000	325,187

		2,772,437
Sovereign Bonds 24.8%
AID-Egypt, 4.45%, 9/15/2015	13,800,000	12,870,708
Aries Vermogensverwaltung GmbH, Series C, REG S, 9.6%, 10/25/2014	2,250,000	2,841,547
British Columbia, Province of Canada, 4.625%, 10/3/2006	9,000,000	8,987,301
Central Bank of Nigeria, Series WW, 6.25%, 11/15/2020	2,250,000	2,233,125
Dominican Republic:
144A, 8.625%, 4/20/2027	125,000	128,438
Series REG S, 9.5%, 9/27/2011	1,040,206	1,126,024
Federative Republic of Brazil:
8.75%, 2/4/2025	830,000	956,575
8.875%, 10/14/2019 (b)	1,170,000	1,357,200
11.0%, 1/11/2012	2,270,000	2,746,700
11.0%, 8/17/2040	2,295,000	2,944,485

14.5%, 10/15/2009	900,000	1,125,900
Government of Ukraine, Series REG S, 7.65%, 6/11/2013	785,000	810,669
Nigeria, Promissory Note, Series RC, 5.092%, 1/5/2010	32,000	8,320
Province of Ontario, 2.65%, 12/15/2006 (b)	5,000,000	4,950,095
Republic of Argentina:
Step-up Coupon, 1.33% to 3/31/2009, 2.5% to 3/31/2019, 3.75% to 3/31/2029, 5.25% to 12/31/2038	510,000	200,685
4.889% **, 8/3/2012 (PIK)	3,715,000	2,505,845
Republic of Colombia:
8.25%, 12/22/2014	85,000	92,013
10.0%, 1/23/2012	1,245,000	1,432,995
10.75%, 1/15/2013	335,000	403,340
Republic of Ecuador, Series REG S, Step-up Coupon, 9.0% to 8/15/2006, 10.0% to 8/15/2030	855,000	863,550
Republic of El Salvador, 144A, 7.65%, 6/15/2035	1,555,000	1,574,437
Republic of Indonesia:
144A, 6.875%, 3/9/2017	1,725,000	1,714,219
Series REG S, 7.25%, 4/20/2015	425,000	436,135
Republic of Pakistan, 144A, 7.875%, 3/31/2036	965,000	897,450
Republic of Panama:
7.125%, 1/29/2026	630,000	630,630
9.375%, 1/16/2023	2,075,000	2,547,062
Republic of Peru, 7.35%, 7/21/2025	3,805,000	3,881,100
Republic of Philippines:
7.75%, 1/14/2031	295,000	295,738
8.0%, 1/15/2016	1,955,000	2,083,248
8.375%, 2/15/2011	465,000	494,062
9.375%, 1/18/2017	865,000	991,506
Republic of Turkey:
6.875%, 3/17/2036	855,000	766,294
7.25%, 3/15/2015	360,000	357,750
7.375%, 2/5/2025	50,000	49,000
8.0%, 2/14/2034	120,000	122,700
11.75%, 6/15/2010	2,045,000	2,369,644
12.375%, 6/15/2009	1,020,000	1,162,800
Republic of Uruguay:
7.25%, 2/15/2011	120,000	121,200
7.625%, 3/21/2036	605,000	574,750
8.0%, 11/18/2022	1,910,000	1,914,775
9.25%, 5/17/2017	735,000	823,200
Republic of Venezuela:
7.65%, 4/21/2025	20,000	21,040
9.375%, 1/13/2034	765,000	944,775
10.75%, 9/19/2013	3,250,000	3,942,250
Russian Federation, Series REG S, Step-up Coupon, 5.0% to 3/31/2007, 7.5% to 3/31/2030	4,980,000	5,419,734
Russian Ministry of Finance, Series VII, 3.0%, 5/14/2011	310,000	271,870
Socialist Republic of Vietnam, 144A, 6.875%, 1/15/2016	1,360,000	1,382,100
United Mexican States:
5.625%, 1/15/2017	364,000	349,440
8.3%, 8/15/2031	325,000	390,813

		85,115,237
Telecommunication Services 1.3%
Cell C Property Ltd., 144A, 11.0%, 7/1/2015 (b)	855,000	692,550
Embratel, Series B, 11.0%, 12/15/2008 (b)	79,000	86,110
Grupo Iusacell SA de CV, Series B, 10.0%, 7/15/2004 *	115,000	98,900

Intelsat Bermuda Ltd., 144A, 11.25%, 6/15/2016		310,000	313,100
Intelsat Ltd., 5.25%, 11/1/2008		315,000	295,313
Millicom International Cellular SA, 10.0%, 12/1/2013		190,000	203,300
Mobifon Holdings BV, 12.5%, 7/31/2010		920,000	1,031,550
Nortel Networks Ltd.:
144A, 9.73% **, 7/15/2011		660,000	663,300
144A, 10.125%, 7/15/2013		325,000	327,031
144A, 10.75%, 7/15/2016		240,000	245,100
Stratos Global Corp., 144A, 9.875%, 2/15/2013		625,000	543,750

			4,500,004
Utilities 0.3%
Intergas Finance BV, Series REG S, 6.875%, 11/4/2011		1,145,000	1,152,190

Total Foreign Bonds - US$ Denominated (Cost $105,337,633)			106,691,668
Foreign Bonds - Non US$ Denominated 12.1%
Consumer Discretionary 0.1%
Unity Media GmbH, 144A, 8.75%, 2/15/2015	EUR	295,000	339,149
Energy 0.0%
Pemex Project Funding Master Trust, Series REG S, 6.375%, 8/5/2016	EUR	100,000	138,598
Sovereign Bonds 12.0%
Bundesrepublic Deutschland, Series 94, 6.25%, 1/4/2024	EUR	5,250,000	8,456,870
Federative Republic of Brazil, 12.5%, 1/5/2016	BRL	1,155,000	526,709
Government of Malaysia, Series 1/04, 4.305%, 2/27/2009	MYR	5,605,000	1,538,872
Government of Ukraine, Series REG S, 4.95%, 10/13/2015	EUR	620,000	724,748
Kingdom of Spain, 6.0%, 1/31/2008	EUR	6,500,000	8,595,919
Province of Ontario, 1.875%, 1/25/2010	JPY	500,000,000	4,465,493
Republic of Argentina:
5.83%, 12/31/2033 (PIK)	ARS	2,251,377	908,383
7.82%, 12/31/2033 (PIK)	EUR	2,090,297	2,483,235
Republic of Greece, 4.6%, 5/20/2013	EUR	5,500,000	7,268,580
Republic of Turkey, 20.0%, 10/17/2007	TRY	74	50
United Kingdom Treasury Bond, 4.75%, 9/7/2015	GBP	3,250,000	6,129,299

			41,098,158

Total Foreign Bonds - Non US$ Denominated (Cost $41,850,179)			41,575,905
US Government Sponsored Agencies 1.8%
Tennessee Valley Authority, Series A, 6.79%, 5/23/2012 (Cost $6,781,147)		5,750,000	6,164,771
Loan Participation 0.1%
Republic of Algeria, Floating Rate Debt Conversion Bond, LIBOR plus .8125%, 5.813% **, 3/4/2010 (Cost $435,496)		444,923	444,923
		Shares	Value ($)

Warrants 0.0%
Dayton Superior Corp. 144A, expiration 6/15/2009*		40	0
DeCrane Aircraft Holdings, Inc. 144A, expiration 9/30/2008*		2,740	0
TravelCenters of America, Inc. expiration 5/1/2009*		150	19

Total Warrants (Cost $629)			19
		Units	Value ($)
Other Investments 0.2%
Hercules, Inc., (Bond Unit), 6.5%, 6/30/2029		315,000	253,575

IdleAire Technologies Corp. (Bond Unit), 144A, Step-up Coupon, 0% to 6/15/2008, 13.0% to 12/15/2012	560,000	420,000

Total Other Investments (Cost $691,071)		673,575
	Shares	Value ($)
Common Stocks 0.0%
GEO Specialty Chemicals, Inc.*	10,608	2,652
GEO Specialty Chemicals, Inc. 144A*	966	241
IMPSAT Fiber Networks, Inc. 144A*	3,214	25,873

Total Common Stocks (Cost $316,180)		28,766
Preferred Stocks 0.0%
Xerox Capital Trust I, 8.0% (Cost $124,875)	120,000	121,200
Convertible Preferred Stocks 0.0%
Consumer Discretionary
ION Media Networks, Inc., 144A, 9.75% (Cost $139,250)	20	139,500
	Principal Amount ($)(a)	Value ($)

US Treasury Obligations 11.7%
US Treasury Bill, 4.975% ***, 10/19/2006 (c)	1,200,000	1,186,899
US Treasury Bonds:
5.375%, 2/15/2031 (b)	3,780,000	3,908,459
6.25%, 8/15/2023 (b)	6,150,000	6,886,561
US Treasury Notes:
4.25%, 11/15/2013 (b)	12,200,000	11,682,927
4.75%, 11/15/2008 (b)	12,300,000	12,244,269
6.125%, 8/15/2007 (b)	4,250,000	4,292,666

Total US Treasury Obligations (Cost $41,675,354)		40,201,781
	Shares	Value ($)

Securities Lending Collateral 16.4%
Daily Assets Fund Institutional, 5.24% (d) (e) (Cost $56,485,533)	56,485,533	56,485,533
Cash Equivalents 8.1%
Cash Management QP Trust, 5.3% (f) (Cost $27,668,516)	27,668,516	27,668,516
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 387,268,754)	111.3	382,553,930
Other Assets and Liabilities, Net	(11.3)	(38,891,384)

Net Assets	100.0	343,662,546

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*

Non-income producing security. In the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or the interest or has filed for bankruptcy. The following table represents bonds that are in default:

		Maturity	Principal	Acquisition
Securities	Coupon	Date	Amount ($)	Cost ($)	Value ($)

Congoleum Corp.	8.625%	8/01/2008	480,000	464,677	475,200
Grupo Iusacell SA de CV	10.0%	7/15/2004	115,000	72,463	98,900
Oxford Automotive, Inc.	12.0%	10/15/2010	801,475	82,524	12,022
				$ 619,664	$ 586,122

**

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of July 31, 2006.

***			Annualized yield at time of purchase; not a coupon rate.
(a)			Principal amount stated in US dollars unless otherwise noted.
(b)			All or a portion of these securities were on loan. The value of all securities loaned at July 31, 2006 amounted to $55,358,290 which is 16.1% of net assets.
(c)			At July 31, 2006, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(d)			Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.
(e)			Represents collateral held in connection with securities lending.
(f)			Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

LIBOR: Represents the London InterBank Offered Rate.
PIK: Denotes that all or a portion of the income is paid in kind.
At July 31, 2006, open futures contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation ($)

10 Year Canada Government Bond	9/20/2006	37	3,667,832	3,683,653	15,821
10 Year Japan Government Bond	9/8/2006	14	16,034,797	16,119,325	84,528
10 Year Federal Republic of Germany Bond	9/7/2006	31	4,588,443	4,625,211	36,768
UK Treasury Bond	9/27/2006	19	3,870,890	3,894,536	23,646

Total net unrealized appreciation					160,763
At July 31, 2006, open futures contracts sold were as follows:

Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)

10 Year Australia Bond	9/15/2006	134	10,480,454	10,391,544	88,910
2 Year Federal Republic of Germany Bond	9/7/2006	131	17,424,804	17,435,095	(10,291)
2 Year US Treasury Note	9/29/2006	69	13,975,525	14,039,344	(63,819)
10 Year US Treasury Note	9/20/2006	32	3,342,903	3,393,000	(50,097)

Total net unrealized depreciation					(35,297)

At July 31, 2006, open credit default swap contract purchased was as follows:

Effective/ Expiration Dates	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Net Unrealized Depreciation ($)

8/2/2006 6/20/2011	6,800,000 †	Fixed —3.45%	DJ CDX High Yield	(18,982)

Counterparties:

† JPMorgan Chase

As of July 31, 2006, the Fund had the following open forward foreign currency exchange contracts:

					Unrealized
				Settlement	Appreciation
Contracts to Deliver		In Exchange For		Date	(US $)
USD	113,827	EUR	89,332	9/15/2006	636
USD	43,448	EUR	34,214	9/15/2006	391
USD	188,408	EUR	149,320	9/15/2006	2,920
EUR	58,288	USD	75,059	9/15/2006	373
EUR	85,692	USD	111,023	9/15/2006	1,223
EUR	841,963	USD	1,087,437	9/15/2006	8,610
USD	2,886,708	AUD	3,843,000	10/27/2006	53,489
USD	9,929,371	CAD	11,303,000	10/27/2006	92,779
USD	4,433,065	EUR	3,500,000	9/6/2006	45,577
USD	11,903,126	EUR	9,400,000	9/6/2006	125,227
USD	639,509	EUR	500,000	9/6/2006	297
USD	6,395,100	EUR	5,000,000	9/6/2006	2,960
EUR	9,200,000	USD	11,951,076	9/6/2006	178,645
USD	3,070,907	EUR	2,427,000	10/27/2006	44,089
USD	5,033,414	JPY	579,200,000	9/62006	54,787
USD	7,171,033	JPY	832,600,000	9/6/2006	143,256
USD	18,461,100	GBP	10,000,000	9/6/2006	237,493
GBP	11,600,000	USD	21,869,480	9/6/2006	179,112
USD	11,294,149	GBP	6,128,000	10/27/2006	176,003
USD	8,733,329	SGD	13,817,000	10/27/2006	53,979
EUR	14,696	USD	18,981	9/15/2006	150
USD	311,500	IDR	2,943,675,000	9/15/2006	13,051
Total unrealized appreciation					1,415,047

					Unrealized
				Settlement	Depreciation
Contracts to Deliver		In Exchange For		Date	(US $)
EUR	3,800,000	USD	4,834,512	9/6/2006	(28,014)
EUR	4,200,000	USD	5,336,898	9/6/2006	(37,473)
EUR	1,200,000	USD	1,511,604	9/6/2006	(23,930)
USD	2,235,210	JPY	246,300,000	9/6/2006	(71,494)
USD	2,147,168	JPY	241,900,000	9/6/2006	(22,107)
JPY	1,657,496,600	USD	14,326,061	10/27/2006	(333,969)
NOK	232,000	USD	36,884	10/27/2006	(989)
GBP	1,750,000	USD	3,239,740	9/6/2006	(32,514)
SEK	57,859,000	USD	7,925,782	10/27/2006	(149,105)
CHF	7,402,000	USD	5,964,545	10/27/2006	(103,857)
USD	36,349	EUR	28,304	9/22/2006	(68)
EUR	1,887,256	USD	2,394,220	9/22/2006	(24,932)
EUR	440,333	USD	556,801	9/22/2006	(7,633)
Total unrealized depreciation					(836,085)

Currency Abbreviations
AUD	Australian Dollar	JPY	Japanese Yen
ARS	Argentine Peso	MYR	Malaysian Ringgit
BRL	Brazilian Real	NOK	Norwegian Krone
CAD	Canadian Dollar	SEK	Swedish Krona
CHF	Swiss Franc	SGD	Singapore Dollar
EUR	Euro	TRY	New Turkish Lira
GBP	British pound	USD	United States Dollar
IDR	Indonesian Rupiah

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Strategic Income Fund

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	September 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Strategic Income Fund

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	September 22, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:	September 22, 2006